Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Momentum Index Fund
July 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
EMM-NPRT3-0926
1.9920996.100
Common Stocks - 97.1%
	Shares	Value ($)
ARGENTINA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Vista Energy SAB de CV ADR (b)	15,755	1,109,940
BRAZIL - 4.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Ultrapar Participacoes SA	155,100	1,011,226
Vibra Energia SA	204,700	1,455,754
TOTAL CONSUMER DISCRETIONARY		2,466,980
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Petroleo Brasileiro SA - Petrobras (PN)	952,300	8,156,962
PRIO SA/Brazil (b)	176,300	2,116,303
TOTAL ENERGY		10,273,265
Financials - 1.4%
Banks - 0.9%
Banco Bradesco SA	325,400	1,026,434
Banco Bradesco SA (PN)	1,142,200	4,152,717
		5,179,151
Capital Markets - 0.5%
Banco BTG Pactual SA unit	234,100	2,623,098
TOTAL FINANCIALS		7,802,249
Utilities - 0.8%
Electric Utilities - 0.5%
Axia Energia SA	203,120	2,116,489
Axia Energia SA Series C	65,339	670,385
		2,786,874
Water Utilities - 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	359,097	1,962,259
TOTAL UTILITIES		4,749,133
TOTAL BRAZIL		25,291,627
CHILE - 1.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	45,329	303,055
Financials - 0.6%
Banks - 0.6%
Banco de Chile	9,500,411	1,979,376
Banco de Credito e Inversiones SA	17,547	1,262,591
TOTAL FINANCIALS		3,241,967
Industrials - 0.2%
Passenger Airlines - 0.2%
Latam Airlines Group SA	40,450,084	1,076,349
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Parque Arauco SA	149,475	633,912
Plaza SA	174,443	707,322
TOTAL REAL ESTATE		1,341,234
TOTAL CHILE		5,962,605
CHINA - 18.2%
Communication Services - 2.0%
Interactive Media & Services - 2.0%
Bilibili Inc Z Shares (b)	50,100	953,684
JOYY Inc Class A ADR	5,807	427,221
Tencent Holdings Ltd	167,600	10,240,860
TOTAL COMMUNICATION SERVICES		11,621,765
Consumer Discretionary - 2.9%
Automobiles - 0.4%
NIO Inc A Shares (b)	416,640	2,044,386
Broadline Retail - 1.0%
Alibaba Group Holding Ltd	357,300	5,442,895
Diversified Consumer Services - 0.5%
New Oriental Education & Technology Group Inc	300,300	1,761,051
TAL Education Group Class A ADR (b)	90,544	1,131,800
		2,892,851
Hotels, Restaurants & Leisure - 0.9%
H World Group Ltd	382,700	1,625,833
Yum China Holdings Inc (Hong Kong)	74,100	3,522,452
		5,148,285
Textiles, Apparel & Luxury Goods - 0.1%
Li Ning Co Ltd	510,000	985,221
TOTAL CONSUMER DISCRETIONARY		16,513,638
Consumer Staples - 0.3%
Beverages - 0.3%
Nongfu Spring Co Ltd H Shares (c)(d)	351,800	1,963,915
Energy - 1.9%
Energy Equipment & Services - 0.1%
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	18,700	372,865
Oil, Gas & Consumable Fuels - 1.8%
China Coal Energy Co Ltd A Shares (China)	88,800	181,621
China Coal Energy Co Ltd H Shares	449,000	613,179
China Merchants Energy Shipping Co Ltd A Shares (China)	146,700	363,399
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	74,100	184,692
COSCO SHIPPING Energy Transportation Co Ltd H Shares (e)	294,000	521,465
PetroChina Co Ltd A Shares (China)	685,200	1,127,452
PetroChina Co Ltd H Shares	4,782,000	6,061,038
Yankuang Energy Group Co Ltd A Shares (China)	89,700	268,231
Yankuang Energy Group Co Ltd H Shares	720,000	1,088,851
		10,409,928
TOTAL ENERGY		10,782,793
Financials - 3.2%
Banks - 0.8%
Agricultural Bank of China Ltd A Shares (China)	2,054,500	2,099,600
Chongqing Rural Commercial Bank Co Ltd H Shares	410,000	342,956
Industrial & Commercial Bank of China Ltd A Shares (China)	1,704,200	2,016,446
		4,459,002
Capital Markets - 0.4%
China International Capital Corp Ltd H Shares (c)(d)(e)	306,400	843,905
CITIC Securities Co Ltd A Shares (China)	205,100	862,854
GF Securities Co Ltd A Shares (China)	102,700	324,502
GF Securities Co Ltd H Shares	202,600	441,244
		2,472,505
Insurance - 2.0%
China Life Insurance Co Ltd H Shares	1,654,000	6,158,421
China Pacific Insurance Group Co Ltd A Shares (China)	109,200	522,209
China Pacific Insurance Group Co Ltd H Shares	573,000	2,232,847
China Taiping Insurance Holdings Co Ltd	298,800	838,975
New China Life Insurance Co Ltd H Shares	213,000	1,313,460
		11,065,912
TOTAL FINANCIALS		17,997,419
Health Care - 1.1%
Biotechnology - 0.6%
Innovent Biologics Inc (b)(c)(d)	317,000	3,504,527
Life Sciences Tools & Services - 0.5%
Wuxi Apptec Co Ltd A Shares (China)	42,900	815,436
Wuxi Apptec Co Ltd H Shares (c)(d)(e)	96,500	1,977,399
		2,792,835
TOTAL HEALTH CARE		6,297,362
Industrials - 2.5%
Air Freight & Logistics - 0.4%
ZTO Express Cayman Inc A Shares	92,500	2,213,636
Commercial Services & Supplies - 0.1%
China Everbright Environment Group Ltd	706,000	459,119
Electrical Equipment - 1.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	74,100	4,341,678
Goldwind Science & Technology Co Ltd A Shares (China)	63,500	172,510
Goldwind Science & Technology Co Ltd H Shares	175,600	218,314
Harbin Electric Co Ltd H Shares	154,000	309,673
Ningbo Deye Technology Corp A Shares (China)	23,600	286,124
		5,328,299
Machinery - 0.5%
Sinotruk Hong Kong Ltd	148,500	769,540
Weichai Power Co Ltd A Shares (China)	122,000	505,018
Weichai Power Co Ltd H Shares	436,000	1,831,307
		3,105,865
Marine Transportation - 0.5%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	215,500	498,314
COSCO SHIPPING Holdings Co Ltd H Shares (e)	549,500	1,104,971
SITC International Holdings Co Ltd	291,000	1,464,944
		3,068,229
TOTAL INDUSTRIALS		14,175,148
Information Technology - 1.1%
Communications Equipment - 0.7%
Hengtong Optic-electric Co Ltd A Shares (China)	45,800	321,031
Yangtze Optical Fibre & Cable Joint Stock Ltd Co A Shares (China)	7,200	287,416
Yangtze Optical Fibre & Cable Joint Stock Ltd Co H Shares (c)(d)	67,500	832,733
Zhongji Innolight Co Ltd A Shares (China)	20,200	2,688,442
		4,129,622
Electronic Equipment, Instruments & Components - 0.1%
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China) (b)	33,500	849,673
Semiconductors & Semiconductor Equipment - 0.2%
Biwin Storage Technology Co Ltd A Shares (China)	8,992	299,609
Gigadevice Semiconductor Inc A Shares (China)	12,700	709,276
		1,008,885
Technology Hardware, Storage & Peripherals - 0.1%
Shenzhen Longsys Electronics Co Ltd (China)	8,200	421,179
TOTAL INFORMATION TECHNOLOGY		6,409,359
Materials - 3.1%
Chemicals - 0.3%
Ganfeng Lithium Group Co Ltd A Shares (China)	27,700	203,855
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	102,600	481,706
Qinghai Salt Lake Industry Co Ltd A Shares (China) (b)	94,400	380,899
Rongsheng Petrochemical Co Ltd A Shares (China)	155,100	283,940
Tianqi Lithium Corp A Shares (China) (b)	26,800	180,127
Tianqi Lithium Corp H Shares (b)	31,800	135,514
Zangge Mining Co Ltd A Shares (China)	27,400	326,278
		1,992,319
Construction Materials - 0.1%
China Jushi Co Ltd A Shares (China)	72,900	407,269
Metals & Mining - 2.7%
China Gold International Resources Corp Ltd	52,400	1,175,298
China Hongqiao Group Ltd	661,500	2,069,929
China Tungsten And Hightech Materials Co Ltd A Shares (China)	41,500	304,074
CMOC Group Ltd A Shares (China)	305,000	880,655
CMOC Group Ltd H Shares	819,000	1,763,862
Jiangxi Copper Co Ltd H Shares	148,000	663,909
MMG Ltd (b)	884,000	945,726
Yunnan Aluminium Co Ltd A Shares (China)	61,600	243,356
Zhongjin Gold Corp Ltd A Shares (China) (b)	87,100	297,547
Zijin Mining Group Co Ltd A Shares (China)	356,600	1,743,768
Zijin Mining Group Co Ltd H Shares	1,264,000	5,357,462
		15,445,586
TOTAL MATERIALS		17,845,174
Utilities - 0.1%
Water Utilities - 0.1%
Guangdong Investment Ltd	586,000	632,895
TOTAL CHINA		104,239,468
COLOMBIA - 0.5%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ecopetrol SA	1,130,923	958,859
Financials - 0.3%
Banks - 0.3%
Grupo Cibest SA	60,696	1,720,254
TOTAL COLOMBIA		2,679,113
EGYPT - 0.3%
Financials - 0.3%
Banks - 0.3%
Commercial International Bank - Egypt (CIB)	624,139	1,720,500
GREECE - 2.0%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Motor Oil Hellas Corinth Refineries SA	14,121	827,208
Financials - 1.9%
Banks - 1.9%
Alpha Bank SA	442,602	2,177,309
Eurobank SA	540,091	2,771,486
National Bank of Greece SA	179,257	3,328,035
Piraeus Bank SA	222,070	2,560,800
TOTAL FINANCIALS		10,837,630
TOTAL GREECE		11,664,838
HONG KONG - 0.5%
Consumer Staples - 0.4%
Food Products - 0.4%
WH Group Ltd (c)(d)	1,749,000	1,884,506
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Kingboard Laminates Holdings Ltd	187,000	701,512
TOTAL HONG KONG		2,586,018
HUNGARY - 1.4%
Financials - 1.4%
Banks - 1.4%
OTP Bank Nyrt	52,386	7,752,076
INDIA - 9.0%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Bharti Airtel Ltd	146,587	3,029,182
Consumer Discretionary - 3.3%
Automobile Components - 0.3%
Bharat Forge Ltd	62,289	1,435,302
Automobiles - 2.2%
Eicher Motors Ltd	31,227	2,562,759
Hero MotoCorp Ltd	26,705	1,507,903
Mahindra & Mahindra Ltd	150,503	5,360,461
TVS Motor Co Ltd	52,787	2,385,499
		11,816,622
Textiles, Apparel & Luxury Goods - 0.8%
Titan Co Ltd	93,802	4,790,328
TOTAL CONSUMER DISCRETIONARY		18,042,252
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Oil India Ltd	151,981	732,487
Financials - 0.8%
Banks - 0.8%
State Bank of India	410,730	4,421,611
Health Care - 0.7%
Pharmaceuticals - 0.7%
Aurobindo Pharma Ltd	61,510	1,018,461
Laurus Labs Ltd (c)(d)	87,975	1,675,216
Lupin Ltd	51,909	1,314,187
TOTAL HEALTH CARE		4,007,864
Industrials - 2.0%
Aerospace & Defense - 0.5%
Bharat Electronics Ltd	753,797	3,064,549
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	21,989	907,194
Electrical Equipment - 0.4%
GE Vernova T&D India Ltd	28,782	1,303,603
Hitachi Energy India Ltd	2,983	1,005,618
		2,309,221
Machinery - 0.7%
Cummins India Ltd	30,927	1,789,145
Tata Motors Ltd /new	467,238	2,137,905
		3,927,050
Transportation Infrastructure - 0.2%
Adani Ports & Special Economic Zone Ltd	70,317	1,249,616
TOTAL INDUSTRIALS		11,457,630
Materials - 1.3%
Construction Materials - 0.4%
Grasim Industries Ltd	72,688	2,361,567
Metals & Mining - 0.9%
Hindalco Industries Ltd	331,543	3,398,166
National Aluminium Co Ltd	203,380	748,444
Vedanta Ltd	399,149	1,108,416
		5,255,026
TOTAL MATERIALS		7,616,593
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
NTPC Ltd	541,832	1,970,947
TOTAL INDIA		51,278,566
KOREA (SOUTH) - 18.6%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
HD Hyundai Co Ltd	10,390	1,409,628
S-Oil Corp	9,852	871,750
TOTAL ENERGY		2,281,378
Financials - 2.1%
Banks - 1.4%
KB Financial Group Inc	65,300	7,551,066
Capital Markets - 0.4%
Korea Investment Holdings Co Ltd	9,326	1,300,834
Mirae Asset Securities Co Ltd	44,425	1,042,720
		2,343,554
Insurance - 0.3%
Samsung Life Insurance Co Ltd	8,904	1,844,127
TOTAL FINANCIALS		11,738,747
Industrials - 3.0%
Electrical Equipment - 0.5%
HD Hyundai Electric Co Ltd	1,673	764,387
LS Electric Co Ltd	17,402	2,164,973
		2,929,360
Industrial Conglomerates - 2.2%
Samsung C&T Corp	14,198	3,268,030
SK Inc	8,403	3,101,767
SK Square Co Ltd	9,442	6,414,766
		12,784,563
Machinery - 0.3%
HD Hyundai Heavy Industries Co Ltd	4,975	1,645,779
TOTAL INDUSTRIALS		17,359,702
Information Technology - 13.1%
Semiconductors & Semiconductor Equipment - 5.6%
SK Hynix Inc	28,576	32,064,205
Technology Hardware, Storage & Peripherals - 7.5%
Samsung Electronics Co Ltd	248,175	42,679,218
TOTAL INFORMATION TECHNOLOGY		74,743,423
TOTAL KOREA (SOUTH)		106,123,250
KUWAIT - 0.9%
Financials - 0.9%
Banks - 0.9%
Kuwait Finance House KSCP	2,047,765	5,195,525
MALAYSIA - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telekom Malaysia Bhd	426,500	808,639
Consumer Staples - 0.4%
Food Products - 0.4%
IOI Corp Bhd	726,000	786,528
SD Guthrie Bhd	849,500	1,353,477
TOTAL CONSUMER STAPLES		2,140,005
Financials - 0.2%
Banks - 0.2%
AMMB Holdings Bhd	643,100	1,065,119
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Sunway Bhd	483,100	623,324
Materials - 0.3%
Metals & Mining - 0.3%
Press Metal Aluminium Holdings Bhd	846,400	1,643,066
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
IOI Properties Group Bhd	432,000	400,589
TOTAL MALAYSIA		6,680,742
MEXICO - 0.9%
Materials - 0.7%
Metals & Mining - 0.7%
Grupo Mexico SAB de CV Series B	183,600	2,201,992
Industrias Penoles SAB de CV	39,925	1,837,940
TOTAL MATERIALS		4,039,932
Real Estate - 0.2%
Industrial REITs - 0.2%
Prologis Property Mexico SA de CV (e)	234,900	1,054,910
TOTAL MEXICO		5,094,842
PERU - 1.3%
Financials - 1.1%
Banks - 1.1%
Credicorp Ltd	15,188	6,084,009
Materials - 0.2%
Metals & Mining - 0.2%
Cia de Minas Buenaventura SAA ADR	36,415	1,102,646
TOTAL PERU		7,186,655
POLAND - 1.4%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LPP SA	289	1,680,318
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
ORLEN SA	132,076	5,234,037
Financials - 0.2%
Banks - 0.2%
mBank SA (b)	2,927	1,058,943
TOTAL POLAND		7,973,298
SAUDI ARABIA - 0.7%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Etihad Etisalat Co	65,028	1,076,152
Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	160,653	2,675,768
TOTAL SAUDI ARABIA		3,751,920
SOUTH AFRICA - 2.9%
Communication Services - 0.9%
Wireless Telecommunication Services - 0.9%
MTN Group Ltd	408,147	5,059,826
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	51,334	635,583
Financials - 1.7%
Banks - 1.7%
Capitec Bank Holdings Ltd	19,741	5,636,747
Standard Bank Group Ltd	195,664	3,896,069
TOTAL FINANCIALS		9,532,816
Materials - 0.3%
Chemicals - 0.3%
Sasol Ltd (b)	134,312	1,591,652
TOTAL SOUTH AFRICA		16,819,877
TAIWAN - 28.6%
Financials - 3.4%
Banks - 2.3%
E.Sun Financial Holding Co Ltd	2,345,000	2,798,208
SinoPac Financial Holdings Co Ltd	3,304,800	4,123,461
TS Financial Holding Co Ltd	5,652,970	6,227,402
		13,149,071
Financial Services - 1.1%
Yuanta Financial Holding Co Ltd	3,037,000	6,338,698
TOTAL FINANCIALS		19,487,769
Industrials - 0.4%
Electrical Equipment - 0.4%
Bizlink Holding Inc	39,000	2,484,252
Information Technology - 23.1%
Communications Equipment - 1.1%
Accton Technology Corp	96,000	6,225,321
Electronic Equipment, Instruments & Components - 3.7%
Chroma ATE Inc	91,000	5,719,827
Delta Electronics Inc	168,000	8,269,037
Elite Material Co Ltd	50,000	7,180,969
		21,169,833
Semiconductors & Semiconductor Equipment - 17.4%
Hon Precision Inc	16,928	3,141,302
King Yuan Electronics Co Ltd	74,550	503,758
Macronix International Co Ltd (b)	446,000	1,340,251
MediaTek Inc	29,000	3,090,739
Nanya Technology Corp	265,000	2,834,492
Phison Electronics Corp	39,000	1,920,291
Silicon Motion Technology Corp ADR	7,767	1,969,711
Taiwan Semiconductor Manufacturing Co Ltd	1,098,000	81,251,584
Winbond Electronics Corp	701,000	2,704,934
		98,757,062
Technology Hardware, Storage & Peripherals - 0.9%
Asia Vital Components Co Ltd	77,000	5,417,757
TOTAL INFORMATION TECHNOLOGY		131,569,973
Materials - 1.7%
Chemicals - 1.7%
Formosa Chemicals & Fibre Corp	923,000	1,608,002
Formosa Plastics Corp	1,089,000	1,831,975
Nan Ya Plastics Corp	1,299,000	6,174,848
TOTAL MATERIALS		9,614,825
TOTAL TAIWAN		163,156,819
THAILAND - 1.5%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Advanced Info Service PCL depository receipt	227,000	2,577,116
Financials - 0.0%
Banks - 0.0%
Kiatnakin Phatra Bank PCL depository receipt	82,800	274,094
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Delta Electronics Thailand PCL depository receipt	615,300	5,035,356
Materials - 0.1%
Chemicals - 0.1%
PTT Global Chemical PCL depository receipt	378,300	414,288
TOTAL THAILAND		8,300,854
TURKEY - 0.6%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Isiklar Enerji ve Yapi Holding AS (b)	105,271	371,072
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Turkiye Petrol Rafinerileri AS	204,665	1,271,653
Industrials - 0.3%
Aerospace & Defense - 0.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	268,124	1,931,142
TOTAL TURKEY		3,573,867
UNITED ARAB EMIRATES - 0.4%
Financials - 0.4%
Banks - 0.4%
Emirates NBD Bank PJSC	291,132	2,393,734
UNITED STATES - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
BeOne Medicines Ltd H Shares (b)	169,800	4,200,398
TOTAL COMMON STOCKS (Cost $458,743,274)		554,736,532

Non-Convertible Preferred Stocks - 2.3%
	Shares	Value ($)
COLOMBIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Grupo Cibest SA non-voting shares	100,289	2,368,140
KOREA (SOUTH) - 1.9%
Financials - 0.1%
Capital Markets - 0.1%
Mirae Asset Securities Co Ltd	38,547	287,902
Information Technology - 1.8%
Technology Hardware, Storage & Peripherals - 1.8%
Samsung Electronics Co Ltd non-voting shares	82,587	10,254,118
TOTAL KOREA (SOUTH)		10,542,020
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $7,635,893)		12,910,160

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (g) (Cost $563,321)	3.64	564,000	563,435

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	1,088,615	1,088,832
Fidelity Securities Lending Cash Central Fund (h)(i)	3.72	4,724,782	4,725,255
TOTAL MONEY MARKET FUNDS (Cost $5,814,002)			5,814,087

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $472,756,490)	574,024,214
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(2,746,756)
NET ASSETS - 100.0%	571,277,458

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI Emerging Markets Index Contracts (United States)	44	9/2026	3,613,060	(205,589)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,163,907 or 2.3% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,163,907 or 2.3% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $233,766.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $0.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	-	289,332,395	288,245,692	374,637	2,044	85	1,088,832	1,088,615
Fidelity Securities Lending Cash Central Fund	-	7,879,352	3,154,097	4,101	-	-	4,725,255	4,724,782
	-	297,211,747	291,399,789	378,738	2,044	85	5,814,087

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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